CONSOLIDATED STATEMENTS OF CONDITION (PARENTHETICAL) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Held to maturity securities fair value	$ 83,368	$ 94,891
Realizable Value Of Equity Securities	$ 192,345	$ 173,929
Preferred stock shares authorized	30,000,000	30,000,000
Preferred stock, shares issued	885,726	885,726
Preferred stock shares outstanding	885,726	885,726
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	170,000,000	170,000,000
Common Stock Shares Issued	104,579,334	104,508,290
Common Stock Shares Outstanding	79,851,169	84,244,235
Treasury stock	24,728,165	20,264,055